Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of products and services [line items]
Assets and liabilities held at fair value
Assets and liabilities held at fair value
	2017				2016
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	63,925	47,858	1,977	113,760	41,550	36,625	2,065	80,240
Financial assets designated at fair value	4,347	104,187	7,747	116,281	4,031	64,630	9,947	78,608
Derivative financial assets	3,786	228,549	5,334	237,669	5,261	332,819	8,546	346,626
Available for sale investments	22,841	30,571	395	53,807	21,218	36,551	372	58,141
Investment property	-	-	116	116	-	-	81	81
Assets included in disposal groups classified as held for sale[a]	-	-	29	29	6,754	8,511	6,009	21,274
Total assets	94,899	411,165	15,598	521,662	78,814	479,136	27,020	584,970

Trading portfolio liabilities	(20,905)	(16,442)	(4)	(37,351)	(20,205)	(14,475)	(7)	(34,687)
Financial liabilities designated at fair value	-	(173,238)	(480)	(173,718)	(70)	(95,121)	(840)	(96,031)
Derivative financial liabilities	(3,631)	(229,517)	(5,197)	(238,345)	(5,051)	(328,265)	(7,171)	(340,487)
Liabilities included in disposal groups classified as held for sale[a]	-	-	-	-	(397)	(5,224)	(6,201)	(11,822)
Total liabilities	(24,536)	(419,197)	(5,681)	(449,414)	(25,723)	(443,085)	(14,219)	(483,027)

Note

a Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.

Analysis of movements in Level 3 assets and liabilities
Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2017					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2017
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	3	46	-	-	-	-	-	-	-	-	49
Corporate debt	969	73	(47)	-	(98)	21	-	-	6	(53)	871
Non-asset backed loans	151	435	(187)	-	(221)	(8)	-	-	1	(5)	166
Asset backed securities	515	195	(78)	-	(9)	9	-	-	-	(5)	627
Equity cash products	77	24	(11)	-	-	(19)	-	-	-	(3)	68
Other	350	2	(77)	-	(97)	25	(1)	-	3	(9)	196
Trading portfolio assets	2,065	775	(400)	-	(425)	28	(1)	-	10	(75)	1,977

Non-asset backed loans	8,616	-	-	-	(2,284)	159	-	-	-	-	6,491
Asset backed loans	201	27	(25)	-	(3)	(17)	(3)	-	6	(31)	155
Private equity investments	562	26	(127)	-	(1)	(1)	29	-	21	(11)	498
Equity cash products	-	-	-	-	(1)	(7)	-	-	16	-	8
Other	568	4,675	(4,646)	-	(247)	41	197	-	16	(9)	595
Financial assets designated at fair value	9,947	4,728	(4,798)	-	(2,536)	175	223	-	59	(51)	7,747

Equity cash products	73	-	-	-	-	-	1	2	5	(45)	36
Private equity investments	294	15	(78)	-	-	-	(5)	37	60	(4)	319
Other	5	36	-	-	(2)	-	-	1	-	-	40
Available for sale investments	372	51	(78)	-	(2)	-	(4)	40	65	(49)	395

Investment property	81	114	(69)	-	-	-	(10)	-	-	-	116

Trading portfolio liabilities	(7)	(4)	1	-	-	2	-	-	(1)	5	(4)

Certificates of deposit, commercial paper and other money market instruments	(319)	-	69	-	-	-	9	-	(104)	95	(250)
Issued debt	(298)	-	84	-	-	-	-	-	-	-	(214)
Other	(223)	-	-	-	204	-	(6)	-	-	9	(16)
Financial liabilities designated at fair value	(840)	-	153	-	204	-	3	-	(104)	104	(480)

Interest rate derivatives	899	58	(1)	-	(208)	(166)	-	-	(11)	(721)	(150)
Foreign exchange derivatives	81	-	-	-	(12)	27	-	-	(13)	(46)	37
Credit derivatives	1,370	5	(2)	-	(29)	(128)	-	-	(69)	(1)	1,146
Equity derivatives	(970)	(220)	(14)	-	374	(43)	-	-	(16)	(7)	(896)
Commodity derivatives	(5)	-	-	-	-	4	-	-	1	-	-
Net derivative financial instruments[a]	1,375	(157)	(17)	-	125	(306)	-	-	(108)	(775)	137

Assets and liabilities held for sale	574	-	(574)	-	-	-	-	-	-	-	-

Total	13,567	5,507	(5,782)	-	(2,634)	(101)	211	40	(79)	(841)	9,888

Net assets held for sale measured at fair value on non-recurring basis											29
Total	13,567	5,507	(5,782)	-	(2,634)	(101)	211	40	(79)	(841)	9,917

Notes

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,334m (2016: £8,546m) and derivative financial liabilities are £5,197m (2016: £7,171m).

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2016	Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2016
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	320	-	(317)	-	-	-	-	-	-	-	3
Corporate debt	2,843	38	(48)	-	(5)	206	-	-	32	(2,097)	969
Non-asset backed loans	507	173	(498)	-	(4)	(38)	-	-	18	(7)	151
Asset backed securities	743	129	(295)	-	(171)	111	-	-	1	(3)	515
Equity cash products	121	4	(4)	-	-	(15)	-	-	-	(29)	77
Other	374	55	(89)	-	(1)	30	-	-	1	(20)	350
Trading portfolio assets	4,908	399	(1,251)	-	(181)	294	-	-	52	(2,156)	2,065

Non-asset backed loans	15,963	-	-	-	(8,602)	1,155	100	-	-	-	8,616
Asset backed loans	256	48	(225)	-	(20)	30	-	-	112	-	201
Private equity investments	457	38	(51)	-	(3)	16	120	-	6	(21)	562
Equity Cash products	26	-	(26)	-	-	-	-	-	-	-	-
Other	595	2,658	(2,729)	-	(33)	37	85	-	41	(86)	568
Financial assets designated at fair value	17,297	2,744	(3,031)	-	(8,658)	1,238	305	-	159	(107)	9,947

Equity cash products	24	52	(7)	-	-	-	3	2	-	(1)	73
Private equity investments	877	15	(254)	-	(407)	-	-	63	-	-	294
Other	20	1	(7)	-	(16)	-	1	5	1	-	5
Available for sale investments	921	68	(268)	-	(423)	-	4	70	1	(1)	372

Investment property	82	-	(3)	-	-	-	2	-	-	-	81

Trading portfolio liabilities	-	-	(9)	-	-	(1)	-	-	-	3	(7)

Certificates of deposit, commercial paper and other money market instruments	(272)	-	-	(19)	48	2	(7)	-	(301)	230	(319)
Issued debt	(538)	-	-	-	231	-	9	-	-	-	(298)
Other	(244)	-	-	-	83	(48)	(2)	-	(50)	38	(223)
Financial liabilities designated at fair value	(1,054)	-	-	(19)	362	(46)	-	-	(351)	268	(840)

Interest rate derivatives	418	45	3	-	(6)	228	-	-	294	(83)	899
Foreign exchange derivatives	(104)	-	30	2	40	6	-	-	55	52	81
Credit derivatives	1,685	2	(306)	-	(119)	111	-	-	3	(6)	1,370
Equity derivatives	(857)	196	7	(83)	(34)	(98)	-	-	(15)	(86)	(970)
Commodity derivatives	(506)	-	-	-	91	(3)	-	-	-	413	(5)
Net derivative financial instruments[a]	636	243	(266)	(81)	(28)	244	-	-	337	290	1,375

Assets and liabilities held for sale	424	126	(166)	(116)	85	-	172	-	-	49	574

Total	23,214	3,580	(4,994)	(216)	(8,843)	1,729	483	70	198	(1,654)	13,567
Net liabilities held for sale measured at fair value on non-recurring basis											(766)

Total	23,214	3,580	(4,994)	(216)	(8,843)	1,729	483	70	198	(1,654)	12,801

Note

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,334m (2016: £8,546m) and derivative financial liabilities are £5,197m (2016: £7,171m).

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2017				2016
	Income statement		Other compre-hensiveincome		Income statement		Other compre-hensive income
	Trading income	Other income		Total	Trading income	Other income		Total[a]
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(34)	-	-	(34)	243	-	-	243
Financial assets designated at fair value	147	200	-	347	227	271	-	498
Available for sale investments	-	(4)	29	25	-	6	70	76
Investment property	-	(10)	-	(10)	-	2	-	2
Trading portfolio liabilities	3	-	-	3	(1)	-	-	(1)
Financial liabilities designated at fair value	58	10	-	68	96	(6)	-	90
Net derivative financial instruments	(301)	-	-	(301)	175	-	-	175
Assets and liabilities held for sale	-	-	-	-	-	128	-	128
Total	(127)	196	29	98	740	401	70	1,211

Note

a The unrealised gain of £1,211m on Level 3 assets in 2016 is largely offset by losses on related Level 2 and Level 1 portfolio hedges.

Sensitivity analysis of valuations using unobservable inputs
Sensitivity analysis of valuations using unobservable inputs
	2017				2016
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	114	-	(138)	-	209	-	(249)	-
Foreign exchange derivatives	6	-	(6)	-	15	-	(15)	-
Credit derivatives	106	-	(79)	-	127	-	(133)	-
Equity derivatives	99	-	(99)	-	163	-	(164)	-
Commodity derivatives	3	-	(3)	-	5	-	(5)	-
Corporate debt	4	-	(3)	-	7	-	(2)	-
Certificates of deposit, commercial paper and other money market instruments	-	-	-	-	-	-	(1)	-
Non asset backed loans	243	-	(468)	-	462	-	(597)	-
Asset backed securities	1	-	-	-	1	-	(1)	-
Issued debt	-	-	-	-	-	-	-	-
Equity cash products	12	24	(8)	(24)	12	26	(11)	(26)
Private equity investments	133	13	(138)	(13)	104	18	(104)	(21)
Assets and liabilities held for sale	-	-	-	-	3	-	(3)	-
Other[a]	5	-	(5)	-	155	-	(113)	-
Total	726	37	(947)	(37)	1,263	44	(1,398)	(47)

Note

a Other includes commercial real estate loans, funds and fund-linked products, asset backed loans physical commodities and investment property.

Significant unobservable inputs
	Valuation technique(s)	Significant unobservable inputs	2017Range		2016Range
			Min	Max	Min	Max	Units[a]
Derivative financial instruments[b]
Interest rate	Discounted cash flows	Inflation forwards	1	3	(1)	8%
derivatives		Credit spread	45	1,320	25	1,669	bps
	Comparable pricing	Price	-	100	-	100	points
	Option model	Inflation volatility	35	201	35	207	bp vol
		IR - IR correlation	(24)	99	(26)	98%
		FX - IR correlation	(30)	24	(15)	81%
		Interest rate volatility	5	353	9	295	bp vol
Credit derivatives	Discounted cash flows	Credit spread	122	190	133	274	bps
Equity derivatives	Option model	Equity volatility	3	92	1	150%
		Equity - equity correlation	(100)	100	(90)	100%
		Equity - FX correlation	(100)	45	(80)	25%
	Discounted cash flow	Discounted margin	(105)	301	(130)	331	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	30	596	30	1,495	bps
		Price	-	50	-	99	points
	Comparable pricing	Price	-	100	-	100	points
Corporate debt	Comparable pricing	Price	-	100	-	121	points
	Discounted cash flows	Credit spread	140	190	145	190	bps
Asset backed securities	Comparable pricing	Price	-	99	-	270	points
Private equity investments	EBITDA multiple	EBITDA multiple	8	13	5	17	multiple

Notes

a The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

b Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 31-596 bps (2016: 65-874bps).

Fair value adjustments
	2017	2016
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(391)	(475)
Uncollateralised derivative funding	(45)	(82)
Derivative credit valuation adjustments	(103)	(237)
Derivative debit valuation adjustments	131	242

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
	2017					2016
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Held to maturity	5,109	5,285	5,285	-	-	5,176	5,347	5,347	-	-
Loans and advances to banks	35,663	35,660	3,701	31,959	-	43,251	43,228	7,256	34,987	985
Loans and advances to customers:
– Home loans	147,002	145,262	-	-	145,262	144,765	141,155	-	-	141,155
– Credit cards, unsecured and other retail lending	55,767	55,106	655	-	54,451	57,808	57,699	737	42	56,920
– Finance lease receivables[a]	2,854	2,964				1,602	1,598
– Corporate loans	159,929	157,890	-	109,140	48,750	188,609	186,715		126,979	59,736
Reverse repurchase agreements and other similar secured lending	12,546	12,546	-	12,546	-	13,454	13,454	-	13,454	-
Assets included in disposal groups classified as held for sale[b]	1,164	1,195	-	-	1,195	43,593	44,838	1,070	4,614	39,154

Financial liabilities
Deposits from banks	(37,723)	(37,729)	(4,375)	(33,354)	-	(48,214)	(48,212)	(5,256)	(42,895)	(61)
Customer accounts:
– Current and demand accounts	(145,950)	(145,927)	(145,927)	-	-	(138,204)	(138,197)	(127,258)	(10,921)	(18)
– Savings accounts	(134,339)	(134,369)	(134,369)	-	-	(133,344)	(133,370)	(120,471)	(12,891)	(8)
– Other time deposits	(148,832)	(148,897)	(62,750)	(80,296)	(5,851)	(151,630)	(151,632)	(48,853)	(96,240)	(6,539)
Debt securities in issue	(73,314)	(74,752)	-	(72,431)	(2,321)	(75,932)	(76,971)	(196)	(74,712)	(2,063)
Repurchase agreements and other similar secured borrowing	(40,338)	(40,338)	-	(40,338)	-	(19,760)	(19,760)	-	(19,760)	-
Subordinated liabilities	(23,826)	(25,084)	-	(25,084)	-	(23,383)	(24,547)	-	(24,547)	-
Liabilities included in disposal groups classified as held for sale[b]	-	-	-	-	-	(51,775)	(51,788)	(22,264)	(28,998)	(526)

Notes

a The fair value hierarchy for finance lease receivables is not required as part of the standard.

b Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.

By Product type [Member]
Disclosure of products and services [line items]
Assets and liabilities held at fair value
Assets and liabilities held at fair value by product type
	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Interest rate derivatives	-	150,325	2,718	-	(143,890)	(2,867)
Foreign exchange derivatives	-	54,783	160	-	(53,346)	(124)
Credit derivatives	-	11,163	1,386	-	(11,312)	(240)
Equity derivatives	3,786	9,848	1,064	(3,631)	(18,527)	(1,961)
Commodity derivatives	-	2,430	6	-	(2,442)	(5)
Government and government sponsored debt	34,783	49,853	49	(13,079)	(13,116)	-
Corporate debt	-	15,098	871	-	(3,580)	(4)
Certificates of deposit, commercial paper and other money market instruments	-	1,491	-	-	(7,377)	(250)
Reverse repurchase and repurchase agreements	-	100,038	-	-	(126,691)	-
Non-asset backed loans	-	5,710	6,657	-	-	-
Asset backed securities	-	1,837	626	-	(221)	-
Issued debt	-	-	-	-	(38,176)	(214)
Equity cash products	56,322	7,690	112	(7,826)	(388)	-
Private equity investments	8	1	817	-	-	(16)
Assets and liabilities held for sale	-	-	29	-	-	-
Other[a]	-	898	1,103	-	(131)	-
Total	94,899	411,165	15,598	(24,536)	(419,197)	(5,681)

As at 31 December 2016
Interest rate derivatives	-	222,892	5,759	-	(215,213)	(4,860)
Foreign exchange derivatives	-	79,612	132	-	(78,263)	(51)
Credit derivatives	-	14,662	1,611	-	(14,844)	(241)
Equity derivatives	4,210	11,842	1,037	(4,058)	(15,808)	(2,007)
Commodity derivatives	1,052	3,809	8	(991)	(4,138)	(13)
Government and government sponsored debt	31,203	49,834	3	(12,761)	(11,454)	-
Corporate debt	46	11,921	969	(27)	(1,907)	(5)
Certificates of deposit, commercial paper and other money market instruments	-	994	-	-	(6,936)	(319)
Reverse repurchase and repurchase agreements	-	63,162	-	-	(55,710)	-
Non-asset backed loans	-	2,888	8,767	-	-	-
Asset backed securities	-	1,956	515	-	(256)	-
Issued debt	-	-	-	-	(31,973)	(298)
Equity cash products	35,399	6,478	150	(7,416)	(934)	(2)
Private equity investments	23	110	856	-	(18)	(12)
Assets and liabilities held for sale	6,754	8,511	6,009	(397)	(5,224)	(6,201)
Other[a]	127	465	1,204	(73)	(407)	(210)
Total	78,814	479,136	27,020	(25,723)	(443,085)	(14,219)

Note

a Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.